Financial Instruments - Summary of Fair Value of Financial Instruments that are Measured at Fair Value on a Recurring Basis (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	$ 6,628,690	$ 216,482	$ 8,934,151
Unsecured subordinate corporate bonds	1,042,906	34,060	1,059,712
Trade receivables, net	5,637,485	184,111	5,402,714
Financial assets at FVTOCI	7,301,222	238,446	6,944,985
Financial liabilities at FVTPL	1,302,342	42,532	626,760
Swap contracts [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	1,453,868	47,481	3,205,828
Financial liabilities at FVTPL	1,183,469	38,650	543,547
Forward exchange contracts [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	161,924	5,288	246,710
Financial liabilities at FVTPL	118,873	3,882	83,213
Quoted ordinary shares [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments			45,683
Quoted ordinary shares [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	2,099,844	68,577	2,521,964
Open-end mutual funds [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	307,669	10,048	293,385
Unquoted preferred shares [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	13,303	434	13,883
Unquoted preferred shares [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	747,960	24,427	628,156
Private-placement funds [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	1,796,015	58,655	1,599,932
Unquoted ordinary shares [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	607,528	19,841	419,491
Contingent considerations [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	0	0	438,176
Limited partnership [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments			3,502
Hybrid financial assets Convertible notes [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	61,410	2,006
Level 1 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	2,407,513	78,625	2,815,349
Financial assets at FVTOCI	0		45,683
Level 1 of fair value hierarchy [member] | Quoted ordinary shares [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments			45,683
Level 1 of fair value hierarchy [member] | Quoted ordinary shares [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	2,099,844	68,577	2,521,964
Level 1 of fair value hierarchy [member] | Open-end mutual funds [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	307,669	10,048	293,385
Level 2 of fair value hierarchy [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	1,615,792	52,769	3,452,538
Financial liabilities at FVTPL	1,302,342	42,532	626,760
Level 2 of fair value hierarchy [Member] | Swap contracts [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	1,453,868	47,481	3,205,828
Financial liabilities at FVTPL	1,183,469	38,650	543,547
Level 2 of fair value hierarchy [Member] | Forward exchange contracts [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	161,924	5,288	246,710
Financial liabilities at FVTPL	118,873	3,882	83,213
Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	2,605,385	85,088	2,666,264
Unsecured subordinate corporate bonds	1,042,906	34,060	1,059,712
Trade receivables, net	5,637,485	184,111	5,402,714
Financial assets at FVTOCI	7,301,222	238,446	6,899,302
Level 3 of fair value hierarchy [member] | Unquoted preferred shares [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	13,303	434	13,883
Level 3 of fair value hierarchy [member] | Unquoted preferred shares [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	747,960	24,427	628,156
Level 3 of fair value hierarchy [member] | Private-placement funds [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	1,796,015	58,655	1,599,932
Level 3 of fair value hierarchy [member] | Unquoted ordinary shares [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	607,528	19,841	419,491
Level 3 of fair value hierarchy [member] | Contingent considerations [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL			438,176
Level 3 of fair value hierarchy [member] | Limited partnership [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments			$ 3,502
Level 3 of fair value hierarchy [member] | Hybrid financial assets Convertible notes [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	$ 61,410	$ 2,006